NOTE 13 - INCOME TAXES - NOTE 13 - INCOME TAXES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Abstract]
Net operating loss carryforwards	$ 863,087	$ 800,556	$ 18,955
Valuation allowance	$ (863,087)	$ (800,556)	$ (18,955)